Related party transactions (Details) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Nov. 08, 2017 EUR (€)	Nov. 08, 2017 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2010 USD ($)
Minimum
Related party transactions
Fully diluted share capital of the company owned by investor		10.00%
Technological partner
Total transactions with the technological partner
Amounts billed from technological partner	$ 1,092	$ 1,009	$ 1,025
Outstanding balance		$ 241	$ 19
Bpifrance Financement
Related party transactions
Advances for research and development projects funded	900					$ 500	$ 400
Restlet SAS
Related party transactions
Net debt assumed	1,100			€ 1.0	$ 1,188
Restlet SAS | Bpifrance Financement
Related party transactions
Net debt assumed	$ 1,200